As filed with the Securities and Exchange Commission on February 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09120

PRUDENT BEAR FUNDS, INC
(Exact name of registrant as specified in charter)

8140 Walnut Hill Lane
Suite 300
Dallas, TX 75231
(Address of principal executive offices) (Zip code)

David W. Tice
David W. Tice & Associates, LLC
43-46 Norre Gade, Suite 137
Charlotte Amalie, St. Thomas, U.S. Virgin Islands 00802
(Name and address of agent for service)

1-800-711-1848
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

PRUDENT BEAR FUND
Schedule of Investments
December 31, 2004
(unaudited)

Shares/Units		Value
	COMMON STOCKS - 28.3% *
	BASIC MATERIALS - 22.8% *
	Abacus Mining & Exploration Corporation
890,000	(Acquired 3/30/2004, Cost $304,656) ** (2) (3) (4) r	$220,987
	Altius Minerals Corporation
1,157,000	(Acquired 7/14/2003, Cost $1,373,911) ** (2) (3) (4) r	3,365,309
463,400	Anatolia Minerals Development Ltd. ** (3)	618,821
	Anatolia Minerals Development Ltd.
900,000	(Acquired 12/15/2004, Cost $1,275,345) ** (2) (3) (4) r	1,021,575
1,217,100	Aquiline Resources, Inc. ** (3) (6)	1,290,086
	Aquiline Resources, Inc.
769,231	(Acquired 9/03/2003, Cost $354,886) ** (2) (3) (4) (6) r	693,056
1,000,000	Bear Creek Mining Corporation ** (3)	767,850
1,644,050	Candente Resource Corp. ** (3) (6)	823,294
	Candente Resource Corp.
505,000	(Acquired 2/10/2003 & 4/21/2004, Cost $69,656) ** (2) (3) (4) (6) r	214,956
2,267,700	Capstone Gold Corp. ** (3) (6)	2,233,348
	Capstone Gold Corp.
1,533,333	(Acquired 1/26/2004, Cost $877,085) ** (2) (3) (4) (6) r	1,283,590
	Capstone Gold Corp.
1,411,765	(Acquired 12/15/2004, Cost $968,061) ** (2) (3) (4) (6) r	1,181,822
1,105,600	Cardero Resource Corporation ** (3) (6)	3,072,777
	Cardero Resource Corporation
2,250,000	(Acquired 12/27/2002 & 12/15/2003, Cost $2,172,165) ** (2) (3) (4) (6) r	5,315,382
	Cascadero Copper Corporation
1,777,778	(Acquired 12/21/2004, Cost $644,066) ** (2) (3) (4) (6) r	554,930
338,400	Crystallex International Corporation ** (3)	1,214,856
436,000	Cusac Gold Mines Limited ** (3)	58,223
	Exploration Capital Partners, LP
33	(Acquired 10/14/1998, Cost $660,000) ** (4) r	4,351,245
	Exploration Capital Partners, LP
5	(Acquired 12/20/2000, Cost $100,007) ** (4) r	795,863
	First Majestic Resource Corp.
550,000	(Acquired 5/07/2004, Cost $607,338) ** (2) (3) (4) r	776,468
336,600	Fortune Minerals Limited ** (3)	1,573,225
857,143	Franklin Lake Resources Inc. ** (6)	171,429
2,311,600	Fronteer Development Group Inc. ** (3) (6)	3,511,340
	Fronteer Development Group Inc.
909,091	(Acquired 3/30/2004, Cost $762,155) ** (2) (3) (4) (6) r	1,173,779
	Gateway Gold Corp.
1,000,000	(Acquired 9/05/2003, Cost $720,800) ** (2) (3) (4) (6) r	1,170,555
	Gateway Gold Corp.
300,000	(Acquired 3/04/2004, Cost $618,568) ** (2) (3) (4) (6) r	351,166
649,900	Geologix Explorations Inc. ** (3)	320,028
2,950,000	GMA Resources plc ** (3)	1,005,309
	Gold Canyon Resources, Inc.
1,155,000	(Acquired 8/26/2004, Cost $484,003) ** (2) (3) (4) r	475,245
166,500	Goldcrest Resources Ltd. ** (3)	47,248
	Golden Arrow Resources Corporation
49,296	(Acquired 9/29/2004, Cost $0) ** (2) (3) (4) r	33,223
1,298,265	Golden Cycle Gold Corporation ** (4) (6)	2,661,443
1,104,000	Golden Phoenix Minerals, Inc. **	242,880
	Golden Phoenix Minerals, Inc.
1,600,000	(Acquired 3/19/2003, Cost $176,000) ** (2) (4) r	299,200
	Golden Star Resources Ltd.
250,000	(Acquired 11/16/2003, Cost $177,500) ** (1) (2) (3) (4) (5) r	852,125
	Golden Star Resources Ltd.
250,000	(Acquired 11/16/2003, Cost $377,500) ** (1) (2) (3) (4) (5) r	852,125
60,000	Great Basin Gold Ltd. ** (3)	71,400
941,000	Guinor Gold Corporation ** (3)	785,377
492,960	IMA Exploration Inc. ** (3)	1,382,419
1,300,000	International KRL Resources Corp. ** (3) (6)	162,751
6,905,000	Jubilee Platinum plc ** (3) (6)	3,247,946
267,308	Kirkland Lake Gold, Inc.** (1) (3) (5)	1,227,053
693,300	Linear Gold Corp. ** (3)	5,988,945
	Mag Silver Corporation
2,000,000	(Acquired 4/15/2003, Cost $677,191) ** (2) (3) (4) (6) r	1,461,420
2,142,857	Manhattan Minerals Corporation ** (3)	134,135
	Maximus Ventures Ltd.
600,000	(Acquired 3/04/2003, Cost $153,088) ** (2) (3) (4) r	61,745
	MCM Custom Milling Corporation
52,574	(Acquired 12/1997 - 4/1998, Cost $0) r	53
	Metallica Resources, Inc.
1,900,000	(Acquired 3/11/2003, Cost $1,908,205) ** (2) (3) (4) r	1,940,992
1,050,000	Nevsun Resources Ltd. ** (3)	1,927,972
501,700	Northern Lion Gold Corp. ** (3) (6)	414,542
	Northern Lion Gold Corp.
2,400,000	(Acquired 4/28/2003 & 5/03/2004, Cost $546,512) ** (2) (3) (4) (6) r	1,685,599
727,000	Odyssey Resources Limited ** (3) (6)	91,015
	Odyssey Resources Limited
2,750,000	(Acquired 12/24/2003, Cost $613,265) ** (2) (3) (4) (6) r	292,639
864,699	Orezone Resources Inc. ** (3)	1,082,543
1,350,000	Osisko Exploration Ltd. ** (3)	326,754
	Palladon Ventures Ltd.
1,809,523	(Acquired 2/27/2004, Cost $958,383) ** (2) (3) (4) (6) r	513,490
3,235,000	Pershing Resources Corporation Inc. ** (4) (6)	226,450
2,110,000	Riddarhyttan Resources AB ** (3)	2,428,973
	Riddarhyttan Resources AB
226,307	(Acquired 12/17/2004, Cost $202,361) ** (2) (3) (4) r	234,467
	Rimfire Minerals Corporation
2,000,000	(Acquired 4/15/2002 & 4/13/2004, Cost $595,665) ** (2) (3) (4) (6) r	1,901,264
625,000	Ross River Minerals Inc. ** (3)	266,035
	Ross River Minerals Inc.
625,000	(Acquired 11/29/2003, Cost $223,769) ** (2) (3) (4) r	226,130
1,837,000	Sabina Resources Limited ** (3) (6)	1,686,517
	Sabina Resources Limited
750,000	(Acquired 11/05/2003 , Cost $283,050) ** (2) (3) (4) (6) r	585,277
	Shore Gold Inc.
414,000	(Acquired 9/28/2004, Cost $699,205) ** (2) (3) (4) r	1,013,275
1,000,000	Southern Cross Resources Inc. ** (3)	509,118
706,100	Sunridge Gold Corp. ** (3) (6)	459,674
	Sunridge Gold Corp.
666,667	(Acquired 9/12/2003, Cost $476,076) ** (2) (3) (4) (6) r	368,902
	Tournigan Gold Corporation
1,111,111	(Acquired 5/11/2004, Cost $357,594) ** (2) (3) (4) r	275,888
	Trade Winds Ventures Inc.
1,825,000	(Acquired 6/29/2004, Cost $1,001,743) ** (2) (3) (4) (6) r	1,683,116
	Trade Winds Ventures Inc.
800,000	(Acquired 11/30/2004, Cost $847,500) ** (2) (3) (4) (6) r	737,804
	Vedron Gold Inc.
1,600,000	(Acquired 2/23/2004, Cost $602,883) ** (2) (3) (4) r	306,472
558,600	Viceroy Exploration Ltd. ** (3)	1,165,547
	Viceroy Exploration Ltd.
303,030	(Acquired 12/01/2004, Cost $561,545) ** (2) (3) (4) r	537,444
775,300	Wolfden Resources Inc. ** (3)	3,041,280
	Yamana Gold Inc.
466,667	(Acquired 7/31/2003, Cost $402,800) ** (2) (3) (4) r	1,191,838
		86,239,019

	CHEMICALS - 0.0% *
89,250	Pioneer Companies, Inc. **	9

	ELECTRONIC COMPONENTS - 0.2% *
31,100	OSI Systems, Inc. **	706,281

	HEALTH CARE - 2.3% *
	ADVENTRX Pharmaceuticals Inc.
1,250,000	(Acquired 2/07/2003, Cost $496,250) ** (2) (4) r	1,190,000
245,169	Avigen, Inc. **	799,251
635,367	Cardima, Inc. **	324,037
200,000	Genitope Corporation **	3,408,000
290,780	InSite Vision Incorporated **	255,886
	InSite Vision Incorporated
143,712	(Acquired 4/28/2000, Cost $599,947) ** (2) (4) r	120,143
374,241	IRIDEX Corporation ** (6)	1,586,782
89,311	Neurobiological Technologies, Inc. **	394,755
250,000	Pro-Pharmaceuticals, Inc. **	625,000
		8,703,854

	MACHINERY - 1.6% *
359,600	Lancer Corporation **	6,023,300

	OIL AND GAS - 0.0% *
1	Viking Energy Royalty Trust (3)	6

	PIPING SYSTEMS - 0.4% *
80,000	The Shaw Group Inc. ** (1) (5)	1,428,000

	POLLUTION CONTROL - 0.7% *
3,141,045	KleenAir Systems, Inc. ** (4) (6)	320,387
866,300	Sonic Environmental Solutions Inc. ** (3) (6)	1,699,124
	Sonic Environmental Solutions Inc.
450,000	(Acquired 10/31/2003, Cost $617,220) ** (2) (3) (4) (6) r	750,219
		2,769,730

	RECYCLING - 0.1% *
7,703,688	Itronics Inc. **	423,703

	RESTAURANTS - 0.0% *
6	Restaurant Brands New Zealand Limited (3)	6

	SATELLITE - 0.1% *
	Globalstar LLC Base Creditor Membership Interests
96,312	(Acquired 12/21/2004, Cost $359,097) ** (4) r	382,118
	Globalstar LLC Release-Based Membership Interests
11,462	(Acquired 12/21/2004, Cost $42,736) ** (4) r	45,476
		427,594

	TECHNOLOGY - 0.1% *
12,604,200	Aura Systems, Inc.** (4)	504,168

	TEXTILE - 0.0% *
310,500	Cone Mills Corporation **	248

	TOTAL COMMON STOCKS (Cost $80,782,024)	107,225,918

Contracts (100 shares per contract)
	CALL OPTIONS PURCHASED - 0.2% *
	Imperial Oil Ltd.:
600	Expiration February 2005	582,000
	Exercise Price $50.00
	TOTAL CALL OPTIONS (Cost $125,215)	582,000

	PUT OPTIONS PURCHASED - 0.6% *
	Abercrombie & Fitch Co. - Class A:
300	Expiration January 2005	750
	Exercise Price $32.50
200	Expiration January 2005	1,500
	Exercise Price $35.00
	Advanced Micro Devices, Inc.:
600	Expiration January 2005	1,500
	Exercise Price $11.00
600	Expiration January 2005	1,500
	Exercise Price $12.50
1,300	Expiration April 2005	65,000
	Exercise Price $16.00
300	Expiration April 2005	33,750
	Exercise Price $19.00
400	Expiration April 2005	57,000
	Exercise Price $20.00
	AGCO Corporation:
250	Expiration February 2005	5,000
	Exercise Price $20.00
300	Expiration May 2005	56,250
	Exercise Price $22.50
	Airgas, Inc.:
500	Expiration April 2005	16,250
	Exercise Price $22.50
300	Expiration April 2005	26,250
	Exercise Price $25.00
	Ambac Financial Group, Inc.:
200	Expiration January 2005	2,500
	Exercise Price $65.00
200	Expiration February 2005	10,000
	Exercise Price $75.00
	Analog Devices, Inc.:
400	Expiration January 2005	18,000
	Exercise Price $35.00
	Apple Computer, Inc.:
250	Expiration April 2005	63,125
	Exercise Price $55.00
	ASML Holding N.V. - NYS:
600	Expiration January 2005	3,000
	Exercise Price $12.50
	AutoNation, Inc.:
300	Expiration April 2005	6,000
	Exercise Price $17.50
	Avon Products, Inc.:
500	Expiration April 2005	131,250
	Exercise Price $40.00
	Ball Corporation:
300	Expiration January 2005	750
	Exercise Price $35.00
	Bank of America Corporation:
400	Expiration January 2005	1,000
	Exercise Price $37.50
200	Expiration January 2005	3,500
	Exercise Price $45.00
400	Expiration February 2005	14,000
	Exercise Price $45.00
	BB&T Corporation:
300	Expiration March 2005	4,500
	Exercise $37.50
	The Black & Decker Corporation.:
100	Expiration May 2005	9,500
	Exercise Price $75.00
	BorgWarner, Inc.:
20	Expiration January 2005	200
	Exercise Price $47.50
	Brunswick Corporation:
200	Expiration January 2005	49,000
	Exercise Price $45.00
200	Expiration March 2005	49,000
	Exercise Price $45.00
	Capital One Financial Corporation:
100	Expiration January 2005	250
	Exercise Price $65.00
	CEC Entertainment Inc.:
250	Expiration March 2005	13,125
	Exercise Price $35.00
	The Cheesecake Factory Incorporated:
300	Expiration April 2005	23,250
	Exercise Price $30.00
	Circuit City Stores, Inc.:
200	Expiration January 2005	1,000
	Exercise Price $12.50
500	Expiration January 2005	17,500
	Exercise Price $15.00
	Cisco Systems, Inc.:
350	Expiration January 2005	30,625
	Exercise Price $20.00
	Citigroup Inc.:
200	Expiration January 2005	1,500
	Exercise Price $42.50
100	Expiration January 2005	1,250
	Exercise Price $45.00
200	Expiration January 2005	10,000
	Exercise Price $47.50
200	Expiration March 2005	11,000
	Exercise Price $45.00
	The Clorox Company:
600	Expiration January 2005	1,500
	Exercise Price $50.00
200	Expiration April 2005	16,500
	Exercise Price $55.00
	Commerce Bancorp, Inc.:
200	Expiration January 2005	1,500
	Exercise Price $55.00
	Commonwealth Telephone Enterprises, Inc.:
400	Expiration January 2005	5,000
	Exercise Price $40.00
	Convergys Corporation:
1,000	Expiration January 2005	10,000
	Exercise Price $12.50
	Corning Incorporated:
600	Expiration January 2005	3,000
	Exercise Price $10.00
	Cree, Inc.:
300	Expiration January 2005	18,750
	Exercise Price $35.00
	Diebold, Incorporated:
100	Expiration May 2005	3,000
	Exercise Price $45.00
	Doral Financial Corp.:
100	Expiration February 2005	1,250
	Exercise Price $40.00
	Eastman Kodak Company:
250	Expiration January 2005	2,500
	Exercise Price $30.00
250	Expiration April 2005	47,500
	Exercise Price $32.50
	Energizer Holdings, Inc.:
200	Expiration August 2005	34,000
	Exercise Price $45.00
	Equifax Inc.:
300	Expiration April 2005	14,250
	Exercise Price $25.00
	Fannie Mae:
800	Expiration January 2005	20,000
	Exercise Price $65.00
200	Expiration March 2005	12,500
	Exercise Price $60.00
200	Expiration March 2005	25,000
	Exercise Price $65.00
	Freddie Mac:
600	Expiration January 2005	1,500
	Exercise Price $60.00
200	Expiration January 2005	2,000
	Exercise Price $65.00
200	Expiration April 2005	7,500
	Exercise Price $60.00
200	Expiration April 2005	13,500
	Exercise Price $65.00
	General Electric Company:
2,000	Expiration January 2005	5,000
	Exercise Price $32.50
	The Goldman Sachs Group, Inc.:
600	Expiration January 2005	4,500
	Exercise Price $90.00
100	Expiration April 2005	14,000
	Exercise Price $95.00
	Harris Corporation:
600	Expiration February 2005	10,500
	Exercise Price $50.00
	Intel Corporation:
600	Expiration January 2005	1,500
	Exercise Price $20.00
	International Business Machines Corporation:
400	Expiration January 2005	1,000
	Exercise Price $80.00
	Iron Mountain Incorporated:
150	Expiration January 2005	68,250
	Exercise Price $35.00
	JPMorgan Chase & Co.:
200	Expiration January 2005	6,000
	Exercise Price $37.50
200	Expiration January 2005	29,000
	Exercise Price $40.00
800	Expiration March 2005	60,000
	Exercise Price $37.50
	Juniper Networks, Inc.:
500	Expiration January 2005	5,000
	Exercise Price $22.50
	KB Home:
150	Expiration April 2005	44,250
	Exercise Price $90.00
	KLA-Tencor Corporation:
900	Expiration March 2005	74,250
	Exercise Price $40.00
	Kohl's Corporation:
300	Expiration January 2005	60,000
	Exercise Price $50.00
	Lamar Advertsing Company - Class A:
150	Expiration January 2005	38,625
	Exercise Price $40.00
	Lehman Brothers Holdings Inc.:
600	Expiration January 2005	3,000
	Exercise Price $75.00
	Lennar Corporation - Class A:
250	Expiration February 2005	19,375
	Exercise Price $50.00
	Longs Drug Stores Corporation:
600	Expiration March 2005	7,500
	Exercise Price $22.50
200	Expiration March 2005	8,500
	Exercise Price $25.00
	M-Systems Flash Disk Pioneers Ltd.:
1,000	Expiration January 2005	7,500
	Exercise Price $12.50
	Maxim Integrated Products, Inc.:
300	Expiration January 2005	10,500
	Exercise Price $40.00
	Maytag Corporation:
300	Expiration January 2005	3,000
	Exercise Price $20.00
	MBNA Corporation:
300	Expiration January 2005	1,500
	Exercise Price $25.00
	Medtronic, Inc.:
1,800	Expiration May 2005	274,500
	Exercise Price $47.50
	Merrill Lynch & Co., Inc:
400	Expiration January 2005	1,000
	Exercise Price $50.00
	MGIC Investment Corporation:
100	Expiration January 2005	750
	Exercise Price $60.00
	Monsanto Company:
500	Expiration April 2005	43,750
	Exercise Price $50.00
	Moody's Corporation:
400	Expiration January 2005	5,000
	Exercise Price $65.00
200	Expiration February 2005	1,000
	Exercise Price $70.00
	Morgan Stanley:
300	Expiration January 2005	1,500
	Exercise Price $45.00
200	Expiration January 2005	2,000
	Exercise Price $50.00
	Motorola, Inc.:
900	Expiration January 2005	6,750
	Exercise Price $15.00
600	Expiration January 2005	4,500
	Exercise Price $16.00
	Nasdaq - 100 Index Tracking Stock:
3,100	Expiration January 2005	7,750
	Exercise Price $36.00
2,000	Expiration January 2005	15,000
	Exercise Price $37.00
	Network Appliance, Inc.:
300	Expiration March 2005	11,250
	Exercise Price $25.00
	PMC-Sierra, Inc.:
600	Expiration January 2005	12,000
	Exercise Price $10.00
	The PMI Group, Inc.:
200	Expiration January 2005	2,000
	Exercise Price $35.00
	The Procter & Gamble Company:
200	Expiration April 2005	7,500
	Exercise Price $50.00
	QUALCOMM Inc:
600	Expiration January 2005	1,500
	Exercise Price $32.50
	Radian Group Inc.:
200	Expiration January 2005	1,500
	Exercise Price $40.00
	Rent-A-Center, Inc.:
172	Expiration March 2005	11,610
	Exercise Price $25.00
	Ruti-Sweetwater Inc.:
300	Expiration January 2005	8,250
	Exercise Price $550.00
	SanDisk Corporation:
500	Expiration January 2005	5,000
	Exercise Price $20.00
	SAP AG - ADR:
500	Expiration January 2005	1,250
	Exercise Price $35.00
	Sonic Corp:
500	Expiration March 2005	5,000
	Exercise Price $25.00
	SunTrust Banks, Inc.:
200	Expiration January 2005	500
	Exercise Price $65.00
200	Expiration January 2005	3,000
	Exercise Price $70.00
	SUPERVALU INC.:
200	Expiration January 2005	2,500
	Exercise Price $30.00
	Telefonaktiebolaget LM Ericsson - ADR:
700	Expiration January 2005	3,500
	Exercise Price $25.00
500	Expiration April 2005	92,500
	Exercise Price $30.00
	Texas Instruments Incorporated:
500	Expiration January 2005	1,250
	Exercise Price $17.50
	Toll Brothers, Inc.:
250	Expiration March 2005	39,375
	Exercise Price $60.00
	Tyco International Ltd.:
1,000	Expiration January 2006	7,500
	Exercise Price $17.50
	United Stationers Inc.:
150	Expiration March 2005	23,625
	Exercise Price $45.00
	United Therapeutics Corporation:
300	Expiration May 2005	75,000
	Exercise Price $40.00
	Verizon Communications Inc.:
400	Expiration January 2005	24,000
	Exercise Price $40.00
	Wells Fargo & Company:
800	Expiration January 2005	4,000
	Exercise Price $55.00
	Whirlpool Corporation:
200	Expiration June 2005	57,000
	Exercise Price $65.00
	Xerox Corporation:
500	Expiration January 2005	2,500
	Exercise Price $15.00
	TOTAL PUT OPTIONS
	(Cost $9,988,947)	2,229,685
Shares
	PREFERRED STOCK - 0.4% *
	Aura Systems, Inc.
285,300	(Acquired 3/31/2003 & 4/01/2003, Cost $2,425,000) ** (4) r	1,141,200
	Aura Systems, Inc.
127,000	(Acquired 8/26/2004, Cost $520,625) ** (4) r	539,750
	Maxam Gold Corporation
525,738	(Acquired 12/1997 - 4/1998, Cost $0) ** r	526
	TOTAL PREFERRED STOCK
	(Cost $2,945,625)	1,681,476

	WARRANTS - 0.6% *
445,000	Abacus Mining & Exploration Corporation	3,714
	Expiration March 2005
	Exercise Price $0.60 CN
	(Aquired 3/30/2004, Cost $4,450) (4) r
375,000	ADVENTRX Pharmaceuticals Inc.	132,000
	Expiration February 2006
	Exercise Price $0.60
	(Acquired 2/07/2003, Cost $3,750) (4) r
578,500	Altius Minerals Corporation	716,999
	Expiration July 2005
	Exercise Price $2.00 CN
	(Acquired 7/14/2003, Cost $5,785) (4) r
450,000	Anatolia Minerals Development Ltd.	3,756
	Expiration December 2006
	Exercise Price $2.50 CN
	(Acquired 12/15/2004, Cost $4,500) (4) r
384,615	Aquiline Resources, Inc.	57,621
	Expiration March 2005
	Exercise Price $0.90 CN
	(Acquired 9/03/2003, Cost $3,846) (4) r
7,937,500	Aura Systems, Inc.	111,125
	Expiration August 2011
	Exercise Price $0.02
	(Acquired 8/19/2004, Cost $79,375) (4) r
766,666	Capstone Gold Corp.	6,399
	Expiration January 2006
	Exercise Price $1.00 CN
	(Acquired 1/26/2004, Cost $7,667) (4) r
705,883	Capstone Gold Corp.	5,891
	Expiration December 2007
	Exercise Price $1.25 CN
	(Acquired 12/15/2004, Cost $7,059) (4) r
196,850	Cardima, Inc.	19,685
	Expiration August 2005
	Exercise Price $1.91
	(Acquired 8/09/2001, Cost $19,685) (4) r
312,499	Cardima, Inc.	3,125
	Expiration August 2006
	Exercise Price $0.90
	(Acquired 8/05/2002, Cost $3,125) (4) r
888,889	Cascadero Copper Corporation	7,419
	Expiration December 2006
	Exercise Price $0.65 CN
	(Acquired 12/21/2004, Cost $8,889) (4) r
275,000	First Majestic Resource Corp.	2,295
	Expiration May 2005
	Exercise Price $1.85 CN
	(Acquired 5/07/2004, Cost $2,750) (4) r
454,545	Fronteer Development Group Inc.	36,799
	Expiration March 2006
	Exercise Price $1.45 CN
	(Acquired 3/30/2004, Cost $4,545) (4) r
150,000	Gateway Gold Corp.	1,252
	Expiration May 2005
	Exercise Price $4.50 CN
	(Acquired 3/04/2004, Cost $1,500) (4) r
577,500	Gold Canyon Resources, Inc.	4,820
	Expiration February 2006
	Exercise Price $0.75 CN
	(Acquired 8/26/2004, Cost $5,775) (4) r
320,000	Golden Phoenix Minerals, Inc.	3,200
	Expiration February 2006
	Exercise Price $0.25
	(Acquired 3/19/2003, Cost $0) (4) r
96,154	Kirkland Lake Gold, Inc.	134,422
	Expiration August 2005
	Exercise Price $3.00 CN
	(Acquired 8/08/2003, Cost $962) (4) r
1,000,000	Mag Silver Corporation	104,745
	Expiration April 2005
	Exercise Price $0.75 CN
	(Acquired 4/15/2003, Cost $10,000) (4) r
1,071,429	Manhattan Minerals Corporation	8,942
	Expiration May 2005
	Exercise Price $0.85 CN
	(Acquired 5/16/2003, Cost $10,714) (4) r
600,000	Maximus Ventures Ltd.	5,008
	Expiration March 2005
	Exercise Price $0.45 CN
	(Acquired 3/04/2003, Cost $6,000) (4) r
950,000	Metallica Resources, Inc.	7,929
	Expiration March 2005
	Exercise Price $2.00 CN
	(Acquired 3/11/2003, Cost $9,500) (4) r
147,220	Metalline Mining Co. Inc.	1,472
	Expiration June 2006
	Exercise Price $5.00
	(Acquired 6/29/2001 & 10/08/2002, Cost $1,472) (4) r
904,761	Palladon Ventures Ltd.	7,551
	Expiration February 2005
	Exercise Price $0.80 CN
	(Acquired 2/27/2004, Cost $9,048) (4) r
207,000	Shore Gold Inc.	31,530
	Expiration September 2005
	Exercise Price $2.75 CN
	(Acquired 9/28/2004, Cost $2,070) (4) r
225,000	Sonic Environmental Solutions Inc.	1,878
	Expiration October 2005
	Exercise Price $2.10 CN
	(Acquired 10/31/2003, Cost $2,250) (4) r
333,333	Sunridge Gold Corp.	2,782
	Expiration September 2005
	Exercise Price $1.75 CN
	(Acquired 9/12/2003, Cost $3,333) (4) r
555,556	Tournigan Gold Corporation	4,637
	Expiration November 2005
	Exercise Price $0.65 CN
	(Acquired 5/11/2004, Cost $5,556) (4) r
1,825,000	Trade Winds Ventures Inc.	312,252
	Expiration June 2005
	Exercise Price $0.90 CN
	(Acquired 6/29/2004, Cost $18,250) (4) r
400,000	Trade Winds Ventures Inc.	3,338
	Expiration November 2005
	Exercise Price $1.50 CN
	(Acquired 11/30/2004, Cost $4,000) (4) r
800,000	Vedron Gold Inc.	6,677
	Expiration February 2005
	Exercise Price $0.75 CN
	(Acquired 2/23/2004, Cost $8,000) (4) r
151,515	Viceroy Exploration Ltd.	1,265
	Expiration December 2006
	Exercise Price $2.75 CN
	(Acquired 12/01/2004, Cost $1,515) (4) r
62,500	Wheaton River Minerals Ltd.	86,853
	Expiration May 2007
	Exercise Price $1.65 CN
	(Acquired 5/30/2002, Cost $625) (4) r
233,333	Yamana Gold Inc.	303,801
	Expiration July 2008
	Exercise Price $1.50 CN
	(Acquired 7/31/2003, Cost $2,333) (4) r
	TOTAL WARRANTS
	(Cost $258,329)	2,141,182

Principal
Amount
	CONVERTIBLE DEBENTURES - 0.1% *
$300,000	Golden Phoenix Minerals, Inc.
	(Acquired 1/14/2000, Cost $300,000) (4) r	472,056

	CORPORATE NOTES - 0.2% *
	Canyon Resources Corporation
	6.000%, 3/01/2005
549,000	(Acquired 3/03/2003, Cost $549,000) (4) r	458,525
	Itronics Inc.
	12.000%, 3/15/2005
100,000	(Acquired 3/15/2002, Cost $100,000) (4) r	100,000
	TOTAL CORPORATE NOTES:
	(Cost $649,000)	558,525

	U.S. TREASURY OBLIGATIONS - 70.2% *
	U.S. Treasury Notes:
18,000,000	1.625%, 3/31/2005 (5)	17,971,884
14,100,000	1.625%, 4/30/2005	14,065,300
20,300,000	1.250%, 5/31/2005	20,203,250
22,000,000	1.125%, 6/30/2005 (7)	21,852,182
57,953,000	1.500%, 7/31/2005 (5)	57,597,574
52,600,000	2.000%, 8/31/2005 (7)	52,394,545
4,642,000	1.625%, 9/30/2005	4,607,728
71,000,000	1.875%, 11/30/2005 (5)	70,445,348
7,000,000	1.875%, 12/31/2005 (7)	6,939,296
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $266,957,952)	266,077,107

	SHORT TERM INVESTMENTS - 0.4% *
	Mutual Funds - 0.4% *
1,547,773	Treasury Cash Series II	1,547,773

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,547,773)	1,547,773

	TOTAL INVESTMENTS (Cost $363,554,865)	$ 382,515,722

CN-	Canadian Dollars
ADR-	American Depository Receipt
NYS-	New York Shares
*	Calculated as a percentage of net assets.
**	Non-income producing security.
r	Restricted security.
(1)	Shares are held to cover all or a portion of a corresponding short position.
(2)	Private placement issue (trades at a discount to market value).
(3)	Foreign security.
(4)	Fair valued security.
(5)	All or a portion of the securities have been committed as collateral for open short positions.
(6)	Affiliated company.
(7)	All or a portion of the securities have been committed as collateral for futures comtracts.

PRUDENT BEAR FUND
Schedule of Securities Sold Short
December 31, 2004
(unaudited)

Shares		Value
25,000	4Kids Entertainment, Inc.	525,500
170,000	Advanced Energy Industries, Inc.	1,552,100
67,500	AGCO Corporation	1,477,575
15,000	Agnico-Eagle Mines Limited	206,250
22,500	Airgas, Inc.	596,475
40,000	Akamai Technologies, Inc.	521,200
50,000	Alcatel SA - ADR	781,500
2,000	Amazon.com, Inc.	88,580
2,000	American International Group, Inc.	131,340
40,000	Analog Devices, Inc.	1,476,800
25,000	Andrew Corporation	340,750
20,000	Applebee's International, Inc.	529,000
63,000	Applied Materials, Inc.	1,077,300
50,000	AutoNation, Inc.	960,500
10,000	AutoZone, Inc.	913,100
16,767	Avici Systems Inc.	151,742
65,000	Avon Products, Inc.	2,515,500
25,000	Bank of America Corporation	1,174,750
500,000	Bema Gold Corporation	1,530,000
13,000	Bowater Incorporated	571,610
2,000	Broadcom Corporation - Class A	64,560
100,000	Cendant Corporation	2,338,000
10,000	CenturyTel, Inc.	354,700
120,000	Cisco Systems, Inc.	2,316,000
20,000	Citigroup Inc.	963,600
4,000	The Clorox Company	235,720
70,000	Consumer Staples Select Sector SPDR Fund	1,615,600
212,500	Convergys Corporation	3,185,375
37,000	Copart, Inc.	973,840
16,000	Countrywide Financial Corporation	592,160
250,000	DIAMONDS Trust, Series I	26,877,500
300,000	Eldorado Gold Corporation	885,000
42,000	Eli Lilly and Company	2,383,500
13,000	Equifax Inc.	365,300
38,000	Fannie Mae	2,705,980
160,000	Financial Select Sector SPDR Fund	4,884,800
205,000	Ford Motor Company	3,001,200
31,000	Freddie Mac	2,284,700
77,000	General Motors Corporation	3,084,620
300,000	Golden Star Resources Ltd.	1,203,000
22,000	Huntington Bancshares Incorporated	545,160
15,000	Intel Corporation	350,850
20,000	iShares Lehman 20+ Year Treasury Bond Fund	1,770,000
30,000	iShares Russell 2000 Growth Index Fund	2,019,000
100,000	Ivanhoe Mines Ltd.	721,000
36,000	JPMorgan Chase & Co.	1,404,360
27,500	Kellogg Company	1,228,150
49,400	Kirkland Lake Gold, Inc.	226,766
40,000	Kohl's Corporation	1,966,800
17,000	Lamar Advertising Company - Class A	727,260
7,000	Lexmark International, Inc.	595,000
49,700	Longs Drug Stores Corporation	1,370,229
64,000	Maxim Integrated Products, Inc.	2,712,960
17,000	MBIA Inc.	1,075,760
25,000	Medtronic, Inc.	1,241,750
12,000	MGIC Investment Corporation	826,920
22,000	Microchip Technology Incorporated	586,520
20,000	National Semiconductor Corporation	359,000
15,000	Nokia Oyj - ADR	235,050
14,000	Nordstrom, Inc.	654,220
35,000	NorthWestern Corporation	315
55,000	Plantronics, Inc.	2,280,850
110,000	PMC-Sierra, Inc.	1,237,500
130,000	The Reader's Digest Association, Inc.	1,808,300
107,000	Rent-A-Center, Inc.	2,835,500
106,000	SBC Communications Inc.	2,731,620
80,000	The Shaw Group Inc.	1,428,000
35,000	Southwestern Resources Corp.	362,225
235,000	SPDR Trust Series 1	28,404,450
64,000	Stericycle, Inc.	2,940,800
35,000	SUPERVALU INC.	1,208,200
6,000	Synaptics Incorporated	183,480
10,000	Technology Select Sector SPDR Fund	211,100
37,000	Wal-Mart Stores, Inc.	1,954,340
3,000	Wells Fargo & Company	186,450
60,000	Western Silver Corporation	542,400
45,000	Whirlpool Corporation	3,114,450
40,000	Xerox Corporation	680,400
	TOTAL SECURITIES SOLD SHORT (Proceeds $132,414,845)	$ 150,163,862

ADR-	American Depository Receipt

PRUDENT GLOBAL INCOME FUND
Schedule of Investments
December 31, 2004 (unaudited)

Shares			Value
		COMMON STOCKS - 7.6%

		CANADA - 4.4%
300,000		Anatolia Minerals Development Ltd. (2)	$ 400,618
871,100		BacTech Mining Corporation (2)	189,030
445,000		Central Fund of Canada Limited - Class A	2,434,150
2,250,000		Crystallex International Corporation (2)	8,077,500
285,000		European Goldfields Limited (2)	635,104
1,375,000		First Majestic Resource Corp.
		(Acquired 5/07/2004, Cost $1,518,344) (1) (2) (4) r	1,941,170
600,000		Gateway Gold Corp.
		(Acquired 3/04/2004, Cost $1,237,135) (1) (2) r	702,333
60,000		Goldcorp Inc.	902,400
80,000		Placer Dome Inc.	1,508,800
600,000		Wheaton River Minerals Ltd. (2)	1,953,011
1,812,500		Wolfden Resources Inc. (2)	7,109,920
			25,854,036

		CHANNEL ISLANDS - 1.1%
560,306		Randgold Resources Limited - ADR (2)	6,387,488

		SOUTH AFRICA - 1.0%
165,000		AngloGold Ashanti Limited - ADR	5,997,750

		SWEDEN - 0.8%
4,033,500		Riddarhyttan Resources AB (2)	4,643,253
310,269		Riddarhyttan Resources AB
		(Acquired 12/17/2004, Cost $277,439) (1) (2) r	321,456
			4,964,709

		UNITED STATES - 0.3%
100,000		Royal Gold, Inc.	1,824,000

		TOTAL COMMON STOCK (Cost $37,081,243)	45,027,983

		PREFERRED STOCK - 0.1%
109,900		Freeport-McMoRan Copper & Gold, Inc. (2)	813,260
		TOTAL PREFERRED STOCK
		(Cost $873,705)	813,260

Ounces
		COMMODITIES - 0.7%
10,096		Gold Bullion (1) (2)	4,417,002
		TOTAL COMMODITIES
		(Cost $3,094,451)	4,417,002

Principal
Amount
		CORPORATE NOTES - 1.2%
		UBS AG
		0.00%, 8/29/2008
7,000,000		(Acquired 5/22/2003, Cost $7,000,000) (1) (3) r	7,227,500
		TOTAL CORPORATE NOTES
		(Cost $7,000,000)	7,227,500

		CONVERTIBLE BONDS - 0.4%
3,000,000	CN	BacTech Mining Corporation 10.00%, 3/15/2009	2,503,860
		(Acquired 3/15/2004, Cost $2,230,050) (1) r
		TOTAL CONVERTIBLE BONDS	2,503,860
		(Cost $2,230,050)

		U.S. TREASURY OBLIGATIONS - 13.0%
		U.S. Treasury Notes:
7,234,000		2.00%, 8/31/2005	7,205,744
16,496,000		1.88%, 11/30/2005	16,367,133
54,000,000		1.88%, 12/31/2005	53,531,712
		TOTAL U.S. TREASURIES
		(Cost $77,237,970)	77,104,589

		FOREIGN TREASURY OBLIGATIONS - 73.3%
		AUSTRALIA - 0.8%
		Australian Government Bond:
6,207,000	AU	7.50%, 7/15/2005	4,923,695

		AUSTRIA - 4.1%
		Austrian Government Bond:
26,825,000	SF	3.25%, 1/27/2006	24,149,459

		CANADA - 4.5%
		Canadian Government Bond:
31,886,000	CN	3.50%, 6/01/2005	26,716,484

		DENMARK - 4.6%
		Kingdom of Denmark Bonds:
33,425,000	DK	5.00%, 8/15/2005	6,202,860
113,340,000	DK	3.00%, 11/15/2006	20,884,586
			27,087,446

		FINLAND - 1.2%
		Finnish Government Bond:
5,098,000	EU	2.75%, 7/04/2006	6,969,431

		FRANCE - 8.7%
		French Treasury Bond:
27,803,000	EU	7.75%, 10/25/2005	39,436,989
		French Treasury Note:
8,970,000	EU	5.00%, 7/12/2005	12,369,041
			51,806,030

		GERMANY - 3.5%
		Bundesrepub.Deutschland:
15,158,000	EU	7.38%, 1/03/2005	20,603,507

		HONG KONG - 3.9%
		Hong Kong Government Bond:
179,450,000	HK	1.61%, 5/17/2005 (1)	23,210,963

		ICELAND - 2.3%
		Nordic Treasury Bill:
989,000,000	IK	0.00%, 2/09/2007 (1)	13,682,035

		ITALY - 3.7%
		Republic of Italy Bond:
2,234,000,000	JY	3.75%, 6/08/2005	22,142,217

		NETHERLANDS- 3.5%
		Netherlands Government Bond:
15,105,000	EU	7.75%, 3/01/2005	20,699,578

		NEW ZEALAND- 1.0%
		New Zealand Government Bond:
8,631,000	NZ	6.50%, 2/15/2005	6,234,378

		NORWAY - 2.9%
		Norwegian Government Bond:
94,995,000	NK	6.75%, 1/15/2007	17,001,308

		SINGAPORE - 4.6%
		Singapore Government Bonds:
11,325,000	SD	4.00%, 2/01/2005	6,954,372
3,688,000	SD	4.38%, 10/15/2005	2,313,558
29,945,000	SD	1.00%, 2/01/2006	18,245,281
			27,513,211

		SPAIN - 1.9%
		Spanish Government Bond:
8,517,000	EU	3.20%, 1/31/2006	11,686,547

		SWEDEN - 4.9%
		Swedish Government Bonds:
159,645,000	SK	6.00%, 2/09/2005	24,112,271
30,820,000	SK	3.50%, 4/20/2006	4,707,825
			28,820,096

		SWITZERLAND - 15.7%
		Swiss Government Bond:
106,228,000	SF	5.50%, 1/06/2005	93,434,210

		UNITED KINGDOM - 1.5%
		United Kindgom Treasury Bond:
4,450,000	BP	8.50%, 12/07/2005	8,861,528

		TOTAL FOREIGN TREASURY OBLIGATIONS
		(Cost $403,264,731)	435,542,123

		WARRANTS- 0.0%
2,000,000		BacTech Mining Corporation	16,692
		Expiration March 2006
		Exercise Price $1.00 CN
		(Acquired 3/15/2004, Cost $20,000) (1) r
687,500		First Majestic Resource Corp.	5,738
		Expiration May 2005
		Exercise Price $1.85 CN
		(Acquired 5/07/2004, Cost $6,875) (1) r
300,000		Gateway Gold Corp.	2,504
		Expiration May 2005
		Exercise Price $4.50 CN
		(Acquired 3/04/2004, Cost $3,000) (1) r
		TOTAL WARRANTS (Cost $29,875)	24,934

		SHORT-TERM INVESTMENTS - 0.7%

Shares
		Mutual Funds - 0.7%
3,917,900		Treasury Cash Series II	3,917,900

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $3,917,900)	3,917,900

		TOTAL INVESTMENTS (Cost $534,729,925) - 97.0%	576,579,151

		Other Assets less Liabilities - 3.0%	18,039,434

		Total Net Assets - 100.0%	$ 594,618,585

r		Restricted security.
(1)		Fair valued investment.
(2)		Non-income producing security.
(3)		Redemption value linked to the value of gold bullion.
(4)		Affiliated company.
ADR-		American Depository Receipt
AU-		Australian Dollars
BP-		British Pounds
CN-		Canadian Dollars
DK-		Danish Krone
EU-		European Monetary Units
HK-		Hong Kong Dollars
IK-		Iceland Krona
JY-		Japanse Yen
NK-		Norwegian Kroner
NZ-		New Zealand Dollars
SD-		Singapore Dollars
SF-		Swiss Francs
SK-		Swedish Krona

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudent Bear Funds, Inc.

By (Signature and Title) /s/ David W. Tice
David W. Tice, President

Date  2/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David W. Tice
David W. Tice, President

Date__2/24/05_______________________________

By (Signature and Title) /s/ David W. Tice
David W. Tice, Treasurer

Date__2/24/05_______________________________